Note 2 - Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Revenue from External Customers by Products and Services [Table Text Block]
The Company generates revenue from sales of solar products, LED lighting, installation services and leasing fees. During the last two fiscal years, the company had product sales as follows:

Sales Product and Services Description	2018		2017
Solar PV residential and commercial sales	$2,576,640	90%	$1,315,907	91%
Energy efficient lighting & other income	291,824	9%	130,164	8%
Interest Income	978	1%	985	1%
Total revenue	$2,867,442	100%	$1,447,056	100%